Commitments and Contingencies	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

Leases

We have entered into cancelable and non-cancelable operating leases, primarily related to rental of office space, certain office equipment and automobiles.  Total rent expense for operating leases was $13.1 million and $14.4 million for the three-month periods ended October 31, 2015, and October 31, 2014, respectively.  For the first six months of fiscal 2016 and 2015, total rent expense for operating leases was $26.2 million and $28.3 million, respectively.

We have also entered into certain capital lease commitments for buildings, computers and operating equipment and automobiles. Aggregate property acquired through capital leases and the associated depreciation of these assets is included in property and equipment, net on our Condensed Consolidated Balance Sheets. The current portion of capital lease obligations is included in accrued expenses, and the long-term portion of capital lease obligations is included in other long-term liabilities on our Condensed Consolidated Balance Sheets.

Litigation

From time to time, we are subject to litigation in the normal course of business. We accrue for litigation exposure when a loss is probable and estimable. As of October 31, 2015 and April 30, 2015, we have accrued $2.0 million and $1.6 million, respectively, related to current litigation matters. We expense all legal costs to resolve regulatory, legal, tax or other matters in the period incurred.

Patent Infringement Lawsuit by ePlus

On May 19, 2009, ePlus sued Infor (US), Inc. (formerly known as Lawson Software, Inc. (Lawson)), alleging infringement of three separate United States patents. On January 27, 2011, a jury found that Lawson’s S3 Procurement System, when used in combination with certain complementary SCM products we offer that specifically included the Requisition Self Service (RSS) module, infringed two of the ePlus patents.  No damages were awarded to ePlus. Following the jury verdict, Lawson developed a design-around product, Requisition Center, which was intended to be a non-infringing replacement product. On May 23, 2011, the Court entered an injunction prohibiting Lawson from licensing, servicing, or supporting in the United States our S3 Procurement System, when used in certain software configurations that included RSS. In September 2011, ePlus moved under the injunction to have Lawson held in contempt, and a civil contempt trial was conducted in April 2013.

Lawson vigorously litigated and defended itself: (a) in its appeal to the United States Court of Appeals for the Federal Circuit from the 2011 judgment of infringement; (b) in the contempt proceedings ePlus had initiated; and (c) in appeals to the Federal Circuit after the District Court declined to vacate the injunction and in regard to its judgment of civil contempt. That defense has so far been successful.

During these proceedings, every patent claim ePlus had asserted against Lawson has been held to be invalid or not infringed.  While Lawson’s appeal of the injunction and civil contempt order was pending before the Federal Circuit, the U.S. Patent and Trademark Office cancelled the sole ePlus patent claim underlying the injunction, and the Federal Circuit affirmed that cancellation. The absence of any valid and infringed patent claim then led to a ruling on July 25, 2014 in favor of Lawson in all respects. Specifically, the Federal Circuit vacated the District Court’s injunction and contempt orders in their entirety (including all damage awards) and remanded the case back to the District Court “with instructions to dismiss.”

On August 25, 2014, ePlus petitioned the Federal Circuit for a panel rehearing, and/or rehearing en banc. On June 18, 2015, the Federal Circuit issued orders disposing of ePlus’s combined petition.  First, the panel that heard the appeal granted the petition for rehearing “to clarify the decision.”  The panel withdrew the opinions issued on July 25, 2014, and substituted a revised opinion (and dissent) that adhered to the previous ruling, namely vacating the District Court’s injunction and contempt orders in their entirety (including all damage awards) and remanding the case to the District Court “with instructions to dismiss.”  Second, the petition for en banc review, which had been referred to the active judges of the Court for consideration, was denied.  The Federal Circuit issued its mandate on June 25, 2015.  ePlus filed a petition for a writ of certiorari from the United States Supreme Court on November 13, 2015, within the extended deadline it obtained for the filing of the petition. We continue to reasonably expect that the ultimate outcome of the case will be as the Federal Circuit ruled on June 18, 2015.

Other Proceedings

We are subject to various other legal proceedings and the risk of litigation by employees, customers, patent owners, suppliers, stockholders or others through private actions, class actions, administrative proceedings or other litigation. While the outcome of these claims cannot be predicted with certainty, we are of the opinion that, based on information presently available, the resolution of any such legal matters existing as of October 31, 2015, will not have a material adverse effect on our financial position, results of operations or cash flows.

Guarantees

We typically grant our customers a warranty that guarantees that our product will substantially conform to Infor’s current specifications for 90 days from the delivery date. We also indemnify our customers from third-party claims of intellectual property infringement relating to the use of our products. Infor’s standard software license agreements contain liability clauses that are limited in amount. We account for these clauses under ASC 460, Guarantees. We do not have a history of incurring costs to settle claims or paying awards under these indemnification obligations. Accordingly, we have not recorded any liabilities related to these agreements as of October 31, 2015 and April 30, 2015.

14.    Commitments and Contingencies

Leases

We have entered into cancelable and non-cancelable operating leases, primarily related to rental of office space, certain office equipment and automobiles. In addition to minimum lease payments, many of the facility leases require payment of a proportionate share of real estate taxes and building operating expenses. Certain lease agreements include rent payment escalation clauses. The total amount of base rentals over the term of the leases is charged to expense on a straight-line method with the amount of the rental expense in excess of lease payments recorded as a deferred rent liability. Total rent expense for operating leases was $50.7 million,  $52.8 million and $56.2 million for fiscal 2015, 2014 and 2013, respectively.

We have also entered into certain capital lease commitments for buildings, automobiles, computers and operating equipment. Aggregate property acquired through capital leases and the associated depreciation of these assets is included in property and equipment on our Consolidated Balance Sheets. The current portion of our capital lease obligations is included in accrued expenses, and the long-term portion of capital lease obligations is included in other long-term liabilities on our Consolidated Balance Sheets.

The future minimum lease payments under our capital and operating leases as of April 30, 2015, were as follows:

Capital Lease Obligations

(in millions)
Fiscal 2016	$3.6
Fiscal 2017	2.4
Fiscal 2018	1.3
Fiscal 2019	0.5
Fiscal 2020	-
Thereafter	-
Total minimum capital lease payments	7.8
Less: amounts representing interest	(0.5)
Present value of net minimum obligations	7.3
Less: current portion	(3.3)
Long-term capital lease obligations	$4.0

Operating Lease Obligations

(in millions)
Fiscal 2016	$50.7
Fiscal 2017	35.9
Fiscal 2018	28.9
Fiscal 2019	22.9
Fiscal 2020	17.9
Thereafter	56.3
Total minimum operating lease payments	$212.6

Litigation

From time to time, we are subject to litigation in the normal course of business. We accrue for litigation exposure when a loss is probable and estimable. As of April 30, 2015 and May 31, 2014, we have accrued $1.6 million and $2.4 million, respectively, related to current litigation matters. We expense all legal costs to resolve regulatory, legal, tax or other matters in the period incurred.

Patent Infringement Lawsuit by ePlus

On May 19, 2009, ePlus sued Infor (US), Inc. (then known as Lawson Software, Inc. (Lawson)), alleging infringement of three separate United States patents. On January 27, 2011, a jury found that Lawson’s S3 Procurement System, when used in combination with certain complementary Supply Chain Management products we offer that specifically included the Requisition Self Service (RSS) module, infringed two of the ePlus patents. No damages were awarded to ePlus. Following the jury verdict, Lawson developed a design-around product, Requisition Center (RQC), which was intended to be a non-infringing replacement product. On May 23, 2011, the Court entered an injunction prohibiting Lawson from licensing, servicing, or supporting in the United States our S3 Procurement System, when used in certain software configurations that included RSS. In September 2011, ePlus moved under the injunction to have Lawson held in contempt, and a civil contempt trial was conducted in April 2013.

Lawson vigorously litigated and defended itself: (a) in its appeal to the United States Court of Appeals for the Federal Circuit from the 2011 judgment of infringement; (b) in the contempt proceedings ePlus had initiated; and (c) in appeals to the Federal Circuit after the District Court declined to vacate the injunction and in regard to its judgment of civil contempt. That defense has so far been successful.

During these proceedings, every patent claim ePlus had asserted against Lawson has been held to be invalid or not infringed. While Lawson’s appeal of the injunction and civil contempt order was pending before the Federal Circuit, the U.S. Patent and Trademark Office cancelled the sole ePlus patent claim underlying the injunction, and the Federal Circuit affirmed that cancellation. The absence of any valid and infringed patent claim then led to a ruling on July 25, 2014 in favor of Lawson in all respects. Specifically, the Federal Circuit vacated the District Court’s injunction and contempt orders in their entirety (including all damage awards) and remanded the case back to the District Court “with instructions to dismiss.”

On August 25, 2014, ePlus petitioned the Federal Circuit for a panel rehearing, and/or rehearing en banc. On June 18, 2015, the Federal Circuit issued Orders disposing of ePlus’s combined petition.  First, the panel that heard the appeal granted the petition for rehearing “to clarify the decision.”  The panel withdrew the opinions issued on July 25, 2014, and substituted a revised opinion (and dissent) that adhered to the previous ruling, namely vacating the District Court’s injunction and contempt orders in their entirety (including all damage awards) and remanding the case to the District Court “with instructions to dismiss.”  Second, the petition for en banc review, which had been referred to the active judges of the Court for consideration, was denied.  The Federal Circuit issued its mandate on June 25, 2015.  Any petition for a writ of certiorari from the United States Supreme Court would have to be filed by September 16, 2015. Lawson continues to reasonably expect that the ultimate outcome of the case will be as the Federal Circuit ruled on June 18, 2015.

Other Proceedings

We are subject to various other legal proceedings and the risk of litigation by employees, customers, patent owners, suppliers, stockholders or others through private actions, class actions, administrative proceedings or other litigation. While the outcome of these claims cannot be predicted with certainty, we are of the opinion that, based on information presently available, the resolution of any such legal matters existing as of April 30, 2015, will not have a material adverse effect on our financial position, results of operations or cash flows.

Guarantees

We typically grant our customers a warranty that guarantees that our product will substantially conform to Infor’s current specifications for 90 days from the delivery date. We also indemnify our customers from third-party claims of intellectual property infringement relating to the use of our products. Infor’s standard software license agreements contain liability clauses that are limited in amount. We account for these clauses under ASC 460, Guarantees. We have not previously incurred costs to settle claims or paid awards under these indemnification obligations. Accordingly, we have not recorded any liabilities related to these agreements as of April 30, 2015 and May 31, 2014.